Employee Benefits	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Employee Benefits
NOTE 19.	EMPLOYEE BENEFITS
Until December 31, 2015, Petróleos Mexicanos and Subsidiary Entities only had defined benefit pension plans for the retirement of its employees, to which only Petróleos Mexicanos and the Subsidiary Entities contribute. Benefits under these plans are based on an employee’s salary and years of service completed at retirement. As of January 1, 2016, Petróleos Mexicanos and the Subsidiary Entities also have a defined contribution pension plan, in which both Petróleos Mexicanos and the Subsidiary Entities and the employee contribute to an employee’s individual account.
Benefits under the defined benefit plan are mainly based on the years of service completed by the employee, and their remuneration at the date of retirement. The obligations and costs of these plans are recognized based on an actuarial valuation prepared by independent experts. Within the regulatory framework of plan assets, there are no minimum funding requirements. Petróleos Mexicanos and the Subsidiary Entities have established additional plans to cover post-employment benefits, which are based on actuarial studies prepared by independent experts and which include disability, post-mortem pension and the death of retired employees, as well as medical services for retired employees and beneficiaries.
As of December 31, 2019, Petróleos Mexicanos and Subsidiary Entities funded its employees benefits through Mexican trusts, the resources of which come from the retirement line item of PEMEX’s annual budget (an operating expense), or any other line item that substitutes or relates to this line item, or that is associated with the same line item and the interests, dividends or capital gains obtained from the investments of the trusts.
In 2019, the Board of Directors of Petróleos Mexicanos approved modifications to the organic structure of PEMEX. As a result of this, the Subsidiary Entities and Petróleos Mexicanos transferred and / or received active personnel through the figure of employer substitution, with which the Subsidiary Entities and Petróleos Mexicanos recognized the retirement obligations of the transferred personnel whose impact was calculated in the actuarial study carried out by the independent experts.
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2020		2019
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,516,671,029	Ps.	1,438,849,732
Liability for other long-term benefits		18,497,057		17,965,635

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,535,168,086	Ps.	1,456,815,367

The amount reflected in the Employee Benefit Reserve at the end of the year includes both the defined benefit plan (DB) and the defined contribution plan (DC). As for the defined contribution scheme, the Assets (liabilities) recognized in the balance sheet (DC-warranty) went from Ps. 2,023,220 in 2019 to Ps. 3,051,044 in 2020. The expense in the Income Statement (net cost for the period, DC-guarantee) was Ps. 356,880 and Ps. 316,915 for the year December 31, 2020 and 2019, respectively.
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2020		2019
Liability for defined benefits at the beginning of the year	Ps.	1,438,849,732	Ps.	1,067,317,120
Current Service cost		22,742,631		15,871,004
Net interest		105,699,575		95,643,572
Defined benefits paid by the fund		(5,168,608)		(5,759,721)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (1)		77,094,827		304,527,285
Change in demographic assumptions (1)		(18,581,935)		(9,012,031)
For experience during the year (1)		(41,069,054)		25,228,095
Assets of the plan during the year (1)		32,531		(43,628)
Effect of the liability ceiling *		—		(127,137)
Real interest, excluding earned interests *		—		(363,873)
Adjustment to the Defined Contribution Plan *		—		61,583
Remeasurements		—		(96,828)
Contributions paid to the fund		(62,928,670)		(54,395,709)

Defined benefit liabilities at end of year	Ps.	1,516,671,029	Ps.	1,438,849,732

*	The concepts come from the valuation of PMI CIM´s liabilities .
(1)
The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net of deferred income tax for Ps. (19,182,373) in the year ended December 31, 2020, corresponded mainly to the decrease in the discount rate, from 7.53% in 2019 to 7.08% in 2020, as well as the decrease in the salary increase rate, from 5.02% in 2019 to 4.47% in 2020, and the gradual increase in the rate of mortality for non-disabled
retirees. Other factors included changes in the population, age, seniority, salary, pensions and employee benefits.

	December 31,
Changes in pension plan assets	2020		2019
Plan assets at the beginning of year	Ps.	2,585,007	Ps.	7,200,471
Return on plan assets		262,273		833,638
Payments by the pension fund		(63,204,515)		(59,967,278)
Company contributions to the fund		62,928,670		54,395,709
Actuarial (gains) losses in plan assets		(32,531)		43,683
Effect of the liability ceiling		—		157,774
Adjustment to the Defined Contribution Plan *		(100,180)		(61,582)
Clearance Price *		—		(17,408)

Pension plan assets at the end of year	Ps.	2,438,724	Ps.	2,585,007

*	The concepts come from the valuation of PMI CIM´s liabilities.
The Labor Fund reduction was due to budgetary requirements derived from the need to meet a financial balance goal in cash flow. In this sense, during 2020 PEMEX’s administration implemented a strategy and the contributions to the Fund are scheduled and executed taking into account the initial balance plus the cost of payrolls and retirements for the year, maintaining a minimum operating balance without the operational continuity risk or payment to personnel.
Contributions from PEMEX to FOLAPE include a promissory note for Ps. 4,983,670 (Ps. 4,102,622 of principal and Ps. 881,048 of interest) in the month of April derived from the Federal Government Contribution due to the Modification of the Pension Plan of Petróleos Mexicanos and its Subsidiary Entities. Interest income generated by the Government Bonds amounted Ps. 2,103,099 during 2020 of which Petróleos Mexicanos received the payment of Ps. 817,270. (see Note
15-A
and B)
.
Expected payments for fiscal year 2021 are Ps. 75,776,059.
As of December 31, 2020 and 2019, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2020		2019

Cash and cash equivalents	Ps.	10,845	Ps.	138,795
Debt instruments		2,427,879		2,446,212

Total plan assets	Ps.	2,438,724	Ps.	2,585,007

	December 31,
Changes in Defined Benefit Obligations (DBO)	2020		2019
Defined benefit obligations at the beginning of the year	Ps.	1,441,356,415	Ps.	1,074,233,038
Service costs		20,793,204		14,516,102
Financing costs		105,802,122		96,350,258
Past service costs		—		77,045
Payments by the fund		(68,295,593)		(65,727,000)
Actuarial (losses) gains due to:
Change in financial assumptions		77,094,827		304,527,285
Change in demographic assumptions		(18,581,935)		(9,012,031)
For experience during the year		(41,069,054)		25,228,095
Obligations settled		—		(14,237)
Reductions		34,789		(129,909)
Modifications to the pension plan		1,949,427		1,307,769

Defined benefit obligations at the end of year	Ps.	1,519,084,202	Ps.	1,441,356,415

The effects on the Defined Benefits Liability upon retirement and post-employment at the end of the period are:

•	The effect of an increase or decrease of one percentage point in the discount rate is a -12.25% increase or a 15.42% decrease in defined benefit obligations.

•
The effect of an increase or decrease of one percentage point in the increase rate in medical services with respect to the cost and obligations related to medical services point is a 3.23% increase or a
-2.47%
decrease in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the inflation is 9.58% and -8.08%, respectively in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the wage is a 1.37% and -1.20%, respectively in defined benefit obligations.
The effects previously mentioned were determined using the projected unit credit method which was the same method used in the prior valuation.
Assumptions regarding future mortality are based on EMSSA2009 to Unique Circular of the
Comisión Nacional de Seguros y Fianzas
(National Commission of Insurance and Bonds) and include improvements to the mortality rate established in 2020. For the December valuation, the mortality table for retired personnel was updated using an actuarial proposal based on the experience of Petróleos Mexicanos and its Subsidiary Entities. The mortality table for the incapacitated personnel is the EMSSInc-IMSS2012 and for the disabled personnel the EMSSInv-IMSS2012.
PEMEX’s plan assets are held in the FOLAPE trusts, which are managed by BBVA Bancomer, S. A. and a technical committee for each trust that is comprised of personnel from Petróleos Mexicanos and the trusts. As of December 31, 2020, FOLAPE has a balance of Ps. 9,382, the remaining Ps. 2,429,342 belong to affiliate companies that are in charge of managing their own funds.
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2020 and 2019:

	Fair value measurements as of December 31, 2020
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total

Cash and cash equivalents	Ps.	10,845	Ps.	—	Ps.	—	Ps.	10,845
Debt instruments		2,427,879		—		—		2,427,879

Total	Ps.	2,438,724	Ps.	—	Ps.	—	Ps.	2,438,724

	Fair value measurements as of December 31, 2019
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total

Cash and cash equivalents	Ps.	138,795	Ps.	—	Ps.	—	Ps.	138,795
Debt instruments		2,446,212		—		—		2,446,212

Total	Ps.	2,585,007	Ps.	—	Ps.	—	Ps.	2,585,007

As of December 31, 2020 and 2019, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2020	2019

Rate of increase in salaries	4.47%	5.02%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	7.08%	7.53%
Average length of obligation (years)	17.52	17.52

(1)
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the performance in financial instruments mentioned above, the discount rate for 2020 had a decrease in respect to discount rate of 2019.

Other long-term benefits
Petróleos Mexicanos and the Subsidiary Entities have established other long-term benefit plans for their employees, to which employees do not contribute, which correspond to the seniority premiums payable for disability, death and survivor benefits (payable to the widow and beneficiaries of worker), medical service, gas and basic basket for beneficiaries. Benefits under these plans are based on an employee’s salary and years of service completed at separation date. Obligations and costs of such plans are recorded in accordance with actuarial valuations performed by independent actuaries.

The amounts recognized for long-term obligations for the years ended December 31, 2020 and 2019 are as follows:

	December 31,
Change in the liability for defined benefits	2020		2019
Liabilities defined benefit at the beginning of year	Ps.	17,965,635	Ps.	13,224,926
Charge to income for the year		2,865,809		2,164,866
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions		912,673		5,007,261
Change in demographic assumptions		(439,969)		(245,829)
For experience during the year		(2,806,112)		(2,418,954)
Real interest, excluding earned interests *		—		264,917
Effect of the liability ceiling *		—		(30,638)
Adjustment to the Defined Contribution Plan *		—		(914)
Benefits paid		(979)		—

Liabilities defined benefit at the end of year	Ps.	18,497,057	Ps.	17,965,635

*	The concepts come from the valuation of PMI CIM´s liabilities.
The expected long-term benefit payments amount to Ps. 359,746.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are:

•	The effect of an increase or decrease of one percentage point in the discount rate is a -17.30% increase or a 23.25% decrease, respectively, in defined benefit obligations.

•
The effect of an increase or decrease of one percentage point in the increase rate in medical services with respect to the cost and obligations related to medical services is a 8.53% increase or a
-5.90%,
decrease, respectively, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the inflation is a 0.40% increase or a -0.35% decrease, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the wage is a 4.51% increase or a -3.99% decrease, respectively in defined benefit obligations.
The effects previously mentioned, were determined using the projected unit credit method which was the same used in the prior valuation.

	December 31,
	2020	2019
Rate of increase in salaries	4.47%	5.02%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate	7.08%	7.53%
Average length of obligation (years)	17.52	17.52
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the performance in financial instruments mentioned above, the discount rate for 2020 had a decrease in respect to discount rate of 2019.